Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

On January 30, 2017, the Company received 24,000,000 pre-split shares (400,000 shares post-split) of Common Stock for cancelation for no consideration (the “Escrow Shares”). The Escrow Shares were placed in escrow by Charles Allen our Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, our Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”) pursuant to a securities escrow agreement dated February 19, 2016 (the “Securities Escrow Agreement”). The Company recorded an adjustment to additional paid-in capital for $400 related to this transaction.

Note 13 - Related Party Transactions

On December 18, 2014, Charles Allen, the Company’s Chief Executive Officer contributed $7,990 of brand new Digital Asset mining hardware at cost in exchange for a promissory note (the “Allen Note”). The Allen Note bears interest at a rate of 2% per year and is due on December 31, 2015. The Allen Note may be prepaid, at our option, without premium or penalty, in whole or in part at any time or from time to time prior to the Allen Note maturity. On February 10, 2015, the Company paid back $3,000 on the Allen Note. On May 8, 2015, the Company paid in full the remaining balance of the promissory note issued to Charles Allen, including $4,990 in principal and $48 in accrued interest.

On January 19, 2015, Michal Handerhan, the Company’s Chief Operating Officer loaned the Company $20,000 pursuant to Promissory Notes (the “Handerhan Note”). The Handerhan Note bears interest at the rate of 2% per annum and matures on December 31, 2015. The Handerhan Note may be prepaid, at the option of the Company, without premium or penalty, in whole or in part at any time or from time to time prior to the Handerhan Note maturity. On February 17, 2015, the Company paid back $3,000. On May 4, 2015, the Company repaid $10,000 in principal of the promissory note issued to Michal Handerhan. On May 13, 2015, the Company paid in full the remaining balance of the promissory note issued to Michal Handerhan, including $7,000 in principal and $108 in accrued interest.

On January 19, 2015 (the “Closing Date”), the Company sold an aggregate of 72,167 units (each a “January Unit”) in a private placement (the “January Private Placement”) of its securities to certain investors at a purchase price of $6.00 per January Unit pursuant to subscription agreements for an aggregate purchase price of $433,000. Charles Allen, the Company’s Chief Executive Officer, and Michal Handerhan, the Company’s Chief Operating Officer, each purchased 834 January Units in the January Private Placement for $5,000 per executive.

On April 20, 2015 (the “Closing Date”), the Company sold an aggregate of 128,472 units (each a “April Unit”) in a private placement (the “April Private Placement”) of its securities to certain investors at a purchase price of $18.00 per April Unit pursuant to subscription agreements for an aggregate purchase price of $2,312,500. Charles Allen, the Company’s Chief Executive Officer and Michal Handerhan, the Company’s Chief Operating Officer each purchased 1,111 April Units for $20,000 per executive in the April Private Placement.

On May 12, 2015, the Company agreed to convert accrued and unpaid salaries owed to Charles Allen, the Company’s Chief Executive Officer, and Michal Handerhan, the Company’s Chief Operating Officer (collectively the “Employees”) into shares of Common Stock pursuant to conversion agreements (collectively, the “Salary Conversion Agreements”). The Company recorded $25,000 accrued salaries as of March 31, 2015. Charles Allen converted $25,000 of accrued and unpaid salary for the months of March 2015 and April 2015 into 834 shares of Common Stock at a per share price of $30.00. Michal Handerhan converted $25,000 of accrued and unpaid salary for the months of March 2015 and April 2015 into 834 shares of Common Stock at a per share price of $30.00.

On February 19, 2016, the Company entered into a securities escrow agreement (the “Securities Escrow Agreement”) with Charles Allen its Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, its Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”). Pursuant to the Securities Escrow Agreement and for the benefit of the Company’s public shareholders the Principal Stockholders voluntarily agreed to place stock certificates representing 400,000 shares of Common Stock (the “Escrow Shares”) into escrow.

The return of 200,000 escrowed shares (the “Listing Escrow Shares”) to the Principal Shareholders shall be based upon the successful listing of the Company’s Common Stock on a National Stock Exchange on or before December 31, 2016 (the “Listing Condition”). The Listing Escrow Shares will be returned to the Company for cancelation for no consideration if the Company fails to achieve the Listing Condition. The return of 200,000 escrowed shares (the “Merger Escrow Shares”) to the Principal Shareholders shall be based upon the successful consummation of the merger with Spondoolies on or before December 31, 2016 (the “Merger Condition”). The Merger Escrow Shares will be returned to the Company for cancelation for no consideration if the Company fails to achieve the Merger Condition.

Pursuant to the June 3, 2016 Amendment Agreement (as defined in Note 7 ) the Principal Stockholders each received $86 in connection with their pro-rata portion of the Payment (as defined in Note 7  ). In April 2015, the Principal Stockholders each subscribed for $20,000 in the Subscription Agreement (as defined in Note 7) for an aggregate of $40,000.

On January 30, 2017, the Company received 24,000,000 shares of Common Stock for cancelation for no consideration (the “Escrow Shares”). The Escrow Shares were placed in escrow by Charles Allen our Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, our Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”) pursuant a securities escrow agreement dated February 19, 2016 (the “Securities Escrow Agreement”).

Pursuant to the Securities Escrow Agreement and for the benefit of the Company’s public shareholders the Principal Stockholders voluntarily agreed to place stock certificates representing the Escrow Shares into escrow. The Company failed to list the Company’s Common Stock on a national securities exchange on or before December 31, 2016 and failed to consummate the merger with Spondoolies-Tech Ltd. on or before December 31, 2016. The escrow agent returned the shares to the Company for cancelation for no consideration.